Global Bond Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s
Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Fund (70.4%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	22,607,579	277,847
International Bond Fund (29.6%)
Vanguard Total International Bond Index Fund Admiral Shares	5,171,397	116,874
Total Investment Companies (100%) (Cost $389,696)		394,721
Other Assets and Liabilities -Net (0.0%)		(164)
Net Assets (100%)		394,557
Cost rounded to $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At March 31, 2020, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Global Bond Index Portfolio

					Current Period Transactions
	Dec.							March
	31,		Proceeds	Realized				31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market
Liquidity
Fund	12	NA1	NA1	—	—	1	—	—
Vanguard
Total
Internationa
l Bond Index								116,87
Fund	69,689	60,332	12,504	728	(1,371)	292	—	4
Vanguard
Variable
Insurance
Fund- Total
Bond Market
Index								277,84
Portfolio	162,411	142,666	28,161	2,973	(2,042)	6,865	—	7

Total								394,72
	232,112	202,998	40,665	3,701	(3,413)	7,158	—	1
1 Not applicable —purchases and sales are for temporary cash investment purposes.